Government assistance - Schedule of Company's Government Assistance, Including Tax Credits (Detail) - CAD ($) $ in Millions	12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021
Research and development expense [member]
Government assistance [line items]
Recorded against	$ 32.7	$ 24.8
Operating income [member]
Government assistance [line items]
Recorded against	3.3	2.8
Research and development expense and other elements of operating income [member]
Government assistance [line items]
Recorded against	36.0	27.6
Cost of property, plant and equipment [member]
Government assistance [line items]
Recorded against	3.0	0.6
Cost price of intangibles [member]
Government assistance [line items]
Recorded against	$ 6.5	$ 0.0